Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating right-of-use assets	$ 1,600
Operating lease liabilities	$ 1,678	$ 1,213
Weighted-average remaining lease term (in years)	5 years 8 months 12 days
Weighted-average discount rate (as a percent)	4.10%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment - net
Operating lease cost	$ 300	$ 400
Minimum
Leases
Remaining lease terms (in years)	1 year
Maximum
Leases
Remaining lease terms (in years)	10 years